Retirement Plan	6 Months Ended
Jun. 30, 2026
Retirement Plan [Abstract]
RETIREMENT PLAN

NOTE 21: RETIREMENT PLAN

The Company sponsors a qualified 401(k) retirement plan covering all employees, who upon meeting eligibility requirements may elect to make tax deferred contributions to the plan. During the three and six months ended June 30, 2026, the Company made employer matching contributions to the plan of $64,671.  During the three and six months ended June 30, 2025, the Company made employer matching contributions to the plan of $0.